Note 11 - Financial Risk Management	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]

11.     FINANCIAL RISK MANAGEMENT

The Company’s operations consist of the acquisition, exploration and development of projects primarily in the Americas. The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of occurrence. These risks may include credit risk, liquidity risk, currency risk, interest rate risk and other price risks. Where material, these risks are reviewed and monitored by the Board of Directors.

(a)	Market risk

The Company conducts the majority of its business through its equity interest in its associates, the Juanicipio Entities (see Note 6). The Juanicipio Entities are exposed to commodity price risk, specifically to the prices of silver, gold, lead and zinc. The Juanicipio Entities will produce and sell concentrates containing these metals which are each subject to market price fluctuations which will affect its profitability and its ability to generate both operating and free cash flow. The Juanicipio Entities do not hedge silver and gold prices, and did not enter into any metal hedge positions during the year ended December 31, 2021 and does not have any such positions outstanding at December 31, 2021.

(b)	Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on its obligations under the contract. This includes any cash amounts owed to the Company by those counterparties, less any amounts owed to the counterparty by the Company where a legal right of set-off exists and also includes the fair values of contracts with individual counterparties which are recorded in the financial statements.

(i)         Trade credit risk

The Juanicipio Entities, in which the Company has a 44% interest, are transitioning into commercial production and now have pre-production sales (see Notes 2(h) and (6)). The Juanicipio Entities sell and receive payment at market terms, under an offtake agreement upon delivery of its concentrates to Met-Mex Peñoles, S.A. de C.V. (“Met-Mex”), a related party to Fresnillo. Met-Mex and Fresnillo have a good history and credit rating, and the Company believes the Juanicipio Entities are not exposed to significant trade credit risk.

(ii)        Cash

In order to manage credit and liquidity risk, the Company’s policy is to invest only in highly rated investment grade instruments backed by Canadian commercial banks.

(iii)       Mexican value added tax

As at December 31, 2021, the Company had a receivable of $153 from the Mexican government for value added tax (Note 4). The Juanicipio Entities, in which the Company has a 44% interest, had a receivable of $25,415 from the Mexican government for value added tax (Note 6) (MAG’s attributable portion $11,183). Management expects the balances to be fully recoverable within both entities.

The Company’s maximum exposure to credit risk is the carrying value of its cash, accounts receivable and loan receivable from the Juanicipio Entities which is classified as an Investment in Juanicipio in the consolidated statement of financial position, as follows:

MAG SILVER CORP.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of US dollars unless otherwise stated)

	December 31,	December 31,
	2021	2020
Cash (Note 3)	$56,748	$94,008
Accounts receivable (Note 4)	2,097	897
Loan to the Juanicipio Entities (Note 6 and Note 14) (1)	106,036	63,712
	$164,881	$158,617

(1) The expected credit losses take into account future information of the credit worthiness of the Juanicipio Entities and are not considered significant.

(c)     Liquidity risk

The Company has a planning and budgeting process in place to help determine the funds required to support the Company's normal operating requirements, its exploration and development plans, and its various optional property and other commitments (see Notes 6, 7 and 15). The annual budget is approved by the Board of Directors. The Company ensures that there are sufficient cash balances to meet its short-term business requirements.

The Company's overall liquidity risk has not changed significantly from the prior year. Future liquidity may depend upon the Company’s ability to arrange debt or additional equity financings.

(d)     Currency risk

The Company is exposed to the financial risks related to the fluctuation of foreign exchange rates, both in the Mexican peso and Canadian dollar, relative to the US$. The Company does not use any derivative instruments to reduce its exposure to fluctuations in foreign exchange rates. The Company is also exposed to inflation/deflation risk in Mexico.

Exposure to currency risk

As at December 31, 2021, the Company is exposed to currency risk through the following assets and liabilities denominated in currencies other than the functional currency of the applicable entity:

(in US$ equivalent)	Mexican peso	Canadian dollar

Cash	$7	$4,080
Accounts receivable	153	61
Prepaids	21	-
Investments	-	1,179
Accounts payable	(14)	(942)
Lease obligations	-	(385)
Net assets exposure	$167	$3,993

MAG SILVER CORP.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of US dollars unless otherwise stated)

Mexican peso relative to the US$

Although the majority of operating expenses in Mexico are both determined and denominated in US$, an appreciation in the Mexican peso relative to the US$ will slightly increase the Company’s cost of operations in Mexico related to those operating costs denominated and determined in Mexican pesos. Alternatively, a depreciation in the Mexican peso relative to the US$ will decrease the Company’s cost of operations in Mexico related to those operating costs denominated and determined in Mexican pesos.

An appreciation/depreciation in the Mexican peso against the US$ will also result in a gain/loss before tax to the extent that the Company holds net monetary assets (liabilities) in pesos. Specifically, the Company's foreign currency exposure is comprised of peso denominated cash, prepaids and value added taxes receivable, net of trade and other payables. The carrying amount of the Company’s net peso denominated monetary assets at December 31, 2021 is 3.4 million pesos ( December 31, 2020:13.9 million net pesos denominated monetary assets). A 10% appreciation in the peso against the US$ would result in a gain before tax at December 31, 2021 of $17 ( December 31, 2020: $69), while a 10% depreciation in the peso relative to the US$ would result in an equivalent loss before tax.

Mexican peso relative to the US$ - Investment in Juanicipio

The Company conducts the majority of its business through its equity interest in its associates, the Juanicipio Entities (see Note 6). The Company accounts for this investment using the equity method, and recognizes the Company's 44% share of earnings and losses of the Juanicipio Entities. The Juanicipio Entities also have a US$ functional currency, and are exposed to the same currency risks noted above for the Company.

An appreciation/depreciation in the Mexican peso against the US$ will also result in a gain/loss before tax and deferred taxes (Notes 6 and 16) in the Juanicipio Entities to the extent that it holds net monetary assets (liabilities) in pesos, comprised of peso denominated cash, value added taxes receivable, net of trade and other payables. The carrying amount of the Juanicipio Entities’s net peso denominated monetary assets at December 31, 2021 is 33.1 million pesos ( December 31, 2020: 3.2 million pesos). A 10% appreciation in the peso against the US$ would result in a gain before tax at December 31, 2021 of $178 ( December 31, 2020: $94) in the Juanicipio Entities, of which the Company would record its 44% share being $78 income from equity investment in Juanicipio ( December 31, 2020: $41), while a 10% depreciation in the peso relative to the US$ would result in an equivalent loss.

In the year ended December 31, 2021, the Mexican pesos weakened against the US$ from 19.94 Pesos/US$ on December 31, 2020 to 20.52 on December 31, 2021, resulting in an exchange loss in the Juanicipio Entities of $1,028 (the Company’s 44% share $452).

C$ relative to the US$

The Company is exposed to gains and losses from fluctuations in the C$ relative to the US$.

As general and administrative overheads in Canada are denominated in C$, an appreciation in the C$ relative to the US$ will increase the Company’s overhead costs as reported in US$. Alternatively, a depreciation in the C$ relative to the US$ will decrease the Company’s overhead costs as reported in US$.

MAG SILVER CORP.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of US dollars unless otherwise stated)

An appreciation/depreciation in the C$ against the US$ will result in a gain/loss to the extent that MAG, the parent entity, holds net monetary assets (liabilities) in C$. The carrying amount of the Company’s net Canadian denominated monetary assets at December 31, 2021 is C$5.1 million ( December 31, 2020: C$19.810 million). A 10% appreciation in the C$ against the US$ would result in a gain at December 31, 2021 of $399 ( December 31, 2020: $1,556) while a 10% depreciation in the C$ relative to the US$ would result in an equivalent loss.

(e)     Interest rate risk

The Company’s interest revenue earned on cash is exposed to interest rate risk. A decrease in interest rates would result in lower relative interest income and an increase in interest rates would result in higher relative interest income.